Variable Interest Entity (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summarized operating results of the VIEs' [Abstract]
Operating revenues	$ 4,572,153	$ 7,889,201	$ 6,953,757
Loss from operations	(2,690,906)	(2,298,290)	(871,143)
Net loss	$ (3,041,595)	$ (1,641,580)	$ (508,491)